Pension and Other Postretirement Benefits, Changes in Benefit Obligations, Plan Assets and Funded Status and Aggregate Balance Sheet Impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and (liabilities) recognized on the consolidated balance sheets consist of [Abstract]
Non-current liabilities	$ (1,313)	$ (1,177)
Pension Plans [Member]
Change in benefit obligation [Abstract]
Benefit obligation at the beginning of the year	3,758	3,448
Service cost	97	94	$ 112
Interest cost	142	135	149
Plan participants' contributions	2	2
Amendments	0	15
Actuarial loss (gain)	391	181
Foreign currency exchange rate changes	22	9
Curtailments and special termination benefits	2	2
Benefits paid	(186)	(128)
Benefit obligation at the end of the year	4,228	3,758	3,448
Change in plan assets [Abstract]
Fair value of plan assets at the beginning of the year	2,721	2,552
Actual return on plan assets	391	189
Employer contributions	97	97
Plan participants' contributions	2	2
Foreign currency exchange rate changes	22	9
Benefits paid	(186)	(128)
Fair value of plan assets at the end of the year	3,047	2,721	2,552
Unfunded status at the end of the year	(1,181)	(1,037)
Assets and (liabilities) recognized on the consolidated balance sheets consist of [Abstract]
Non-current assets	48	37
Current liabilities	(6)	(6)
Non-current liabilities	(1,223)	(1,068)
Total	(1,181)	(1,037)
Postretirement Benefit Plans [Member]
Change in benefit obligation [Abstract]
Benefit obligation at the beginning of the year	177	184
Service cost	2	2	3
Interest cost	5	6	7
Plan participants' contributions	5	4
Amendments	0	(3)
Actuarial loss (gain)	(13)	(3)
Foreign currency exchange rate changes	2	0
Curtailments and special termination benefits	0	0
Benefits paid	(13)	(13)
Benefit obligation at the end of the year	165	177	184
Change in plan assets [Abstract]
Fair value of plan assets at the beginning of the year	60	57
Actual return on plan assets	8	5
Employer contributions	7	7
Plan participants' contributions	5	4
Foreign currency exchange rate changes	0	0
Benefits paid	(13)	(13)
Fair value of plan assets at the end of the year	67	60	$ 57
Unfunded status at the end of the year	(98)	(117)
Assets and (liabilities) recognized on the consolidated balance sheets consist of [Abstract]
Non-current assets	0	0
Current liabilities	(8)	(8)
Non-current liabilities	(90)	(109)
Total	$ (98)	$ (117)